FINANCIAL INSTRUMENTS - Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 447,842	$ 464,054
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	587,853	579,555
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	140,011	115,501
Amortized cost | Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	447,842	464,054
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	15,758	13,634
Fair value through earnings | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	15,758	13,634
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,025	1,339
Interest rate swap agreements | Cash flow hedges | Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	4,025	1,339
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	183,329	143,808
Amortized cost | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	16,467	7,047
Amortized cost | Trade receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	162,235	133,177
Amortized cost | Supplier rebates and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	4,627	3,584
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	0
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 0	$ 0